Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Common Shares		Additional Paid-in Capital	Treasury Stock		Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
Balance at Dec. 31, 2019		$ 56,070	[1]	$ 11,229,339	$ (36,000)	[1]	$ (6,375,303)	$ (119,394)	$ 4,754,712
Balance (in Shares) at Dec. 31, 2019	[1]	5,607,001			(3,600,000)
Issuance of common stock for cash		$ 750	[1]	1,004,250		[1]			1,005,000
Issuance of common stock for cash (in Shares)	[1]	75,000
Treasury stock cancelled		$ (36,000)	[1]		$ 36,000	[1]
Treasury stock cancelled (in Shares)	[1]	(3,600,000)			3,600,000
Net loss for the year ended			[1]			[1]	(3,181,596)		(3,181,596)
Foreign currency translation adjustment			[1]			[1]		117,687	117,687
Balance at Dec. 31, 2020		$ 20,820	[1]	12,233,589		[1]	(9,556,899)	(1,707)	2,695,803
Balance (in Shares) at Dec. 31, 2020	[1]	2,082,001
Issuance of common stock for service		$ 1,250	[1]	1,023,111		[1]			1,024,361
Issuance of common stock for service (in Shares)	[1]	125,000
Issuance of common stock for cash		$ 9,300	[1]	16,627,900		[1]			16,637,200
Issuance of common stock for cash (in Shares)	[1]	930,000
Net loss for the year ended			[1]			[1]	(7,050,755)		(7,050,755)
Foreign currency translation adjustment			[1]			[1]		45,115	45,115
Balance at Dec. 31, 2021		$ 31,370	[1]	29,884,600		[1]	(16,607,654)	43,408	13,351,724
Balance (in Shares) at Dec. 31, 2021	[1]	3,137,001
Reverse stock split adjustment		$ 47	[1]	(47)
Reverse stock split adjustment (in Shares)		4,706	[1]						300,000
Issuance of common stock for as direct offering cost		$ 534	[1]	145,603					$ 146,137
Issuance of common stock for as direct offering cost (in Shares)	[1]	53,334
Issuance of common stock for cash		$ 19,500	[1]	1,697,251					1,716,751
Issuance of common stock for cash (in Shares)	[1]	1,950,000
Net loss for the year ended			[1]			[1]	(5,645,376)		(5,645,376)
Foreign currency translation adjustment			[1]			[1]		(184,885)	(184,885)
Balance at Dec. 31, 2022		$ 51,451	[1]	$ 31,727,407			$ (22,253,030)	$ (141,477)	$ 9,384,351
Balance (in Shares) at Dec. 31, 2022	[1]	5,145,041

[1]	After giving effect to the reverse stock split effected on July 13, 2022. Also see Note 13.